5. DERIVATIVE LIABILITIES	12 Months Ended
Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE LIABILITIES

NOTE 5. DERIVATIVE LIABILITIES

Derivative liabilities consist of common stock warrants with an exercise price in a different currency than the Company’s functional currency and they are accounted for as separate liabilities measured at their respective fair values as follows:

Balance, December 31, 2018	$54,626
Fair value of expired warrant	(210)
Change in fair value of derivative liabilities	(8,513)
Foreign exchange effect on derivative liability	2,152
Balance, December 31, 2019	48,055
Exercise of warrants	(1,487)
Fair value of expired warrant	(16)
Change in fair value of derivative liabilities	(23,155)
Foreign exchange effect on derivative liability	969
Balance, December 31, 2020	$24,366

The fair value of the derivative liabilities has been determined using the Black-Scholes option pricing model using the following range of assumptions:

	2020	2019	2018
Volatility	411.10%	425.91%	557.60%
Expected life	0.33 to 3.12 years	0.18 to 4.38 years	0.04 to 3 years
Risk-free interest rate	0.20% - 0.67%	1.37% - 1.58%	1.86% - 1.96%
Dividend yield	0.00%	0.00%	0.00%